Business Segment Information	3 Months Ended
Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

14. Segment and Corporate Information

The Company has identified three operating segments, North America Segment, EMEALA and Asia-Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. For reporting purposes, the Company has aggregated the EMEALA and Asia-Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type of patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under U.S. GAAP.

Management evaluates each segment using measures that reflect all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters overhead charges, including accounting and finance, etc. (“Corporate”), because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed at Corporate by Global Manufacturing Operations. The Company's global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but accounted for as Corporate.

Information pertaining to the Company's segment and Corporate activities for the three- and six-month periods ended June 30, 2014 and 2013 is set forth below.

	North America Segment	International Segment	Segment Totals	Corporate	Total
Three months ended June 30, 2014

Net revenue external customers	$2,520,988	$1,296,620	$3,817,608	$17,194	$3,834,802
Inter - segment revenue	2,269	-	2,269	(2,269)	-
Revenue	2,523,257	1,296,620	3,819,877	14,925	3,834,802
Depreciation and amortization	(87,173)	(46,312)	(133,485)	(35,474)	(168,959)
Operating income	400,714	243,009	643,723	(87,450)	556,273
Income (loss) from equity method investees	3,818	2,151	5,969	-	5,969
Capital expenditures, acquisitions and investments	283,350	180,734	464,084	53,084	517,168

Three months ended June 30, 2013

Net revenue external customers	$2,375,247	$1,228,322	$3,603,569	$8,946	$3,612,515
Inter - segment revenue	1,771	-	1,771	(1,771)	-
Revenue	2,377,018	1,228,322	3,605,340	7,175	3,612,515
Depreciation and amortization(1)	(81,466)	(46,432)	(127,898)	(30,903)	(158,801)
Operating income (2)	390,655	218,479	609,134	(64,895)	544,239
Income (loss) from equity method investees(3)	2,871	1,545	4,416	-	4,416
Capital expenditures, acquisitions and investments	107,948	66,175	174,123	41,757	215,880

Six months ended June 30, 2014

Net revenue external customers	$4,913,894	$2,457,517	$7,371,411	$26,983	$7,398,394
Inter - segment revenue	3,549	-	3,549	(3,549)	-
Revenue	4,917,443	2,457,517	7,374,960	23,434	7,398,394
Depreciation and amortization	(174,822)	(91,333)	(266,155)	(69,971)	(336,126)
Operating Income	736,276	423,455	1,159,731	(158,563)	1,001,168
Income (loss) from equity method investees	14,368	4,123	18,491	-	18,491
Segment assets	15,060,591	6,761,277	21,821,868	2,323,389	24,145,257
thereof investments in equity method investees	306,313	431,603	737,916	-	737,916
Capital expenditures, acquisitions and investments(4)	488,249	245,371	733,620	120,336	853,956

Six months ended June 30, 2013

Net revenue external customers	$4,662,497	$2,396,974	$7,059,471	$16,965	$7,076,436
Inter - segment revenue	2,846	-	2,846	(2,846)	-
Revenue	4,665,343	2,396,974	7,062,317	14,119	7,076,436
Depreciation and amortization(1)	(161,873)	(92,332)	(254,205)	(60,949)	(315,154)
Operating Income(2)	756,703	410,096	1,166,799	(129,247)	1,037,552
Income (loss) from equity method investees(3)	5,989	3,235	9,224	-	9,224
Segment assets	14,094,573	5,971,984	20,066,557	2,261,790	22,328,347
thereof investments in equity method investees	247,277	370,153	617,430	-	617,430
Capital expenditures, acquisitions and investments(4)	220,280	148,877	369,157	66,294	435,451

(1) Depreciation in the amount of $988 and $1,884 for the three and six months ended June 30, 2013, respectively, relating to research and development has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(2) Certain items, in the net aggregate amount of $6,364 and $11,370 for the three and six months ended June 30, 2013, respectively, relating to research and development, compensation expense and income from equity method investees have been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation as applicable.
(3) Income (loss) from equity method investees in the amount of $717 and $321 for the three and six months ended June 30, 2013, respectively, has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(4) International acquisitions exclude $167,905 and $11,684 of non-cash acquisitions for 2014 and 2013, respectively.